Long-Term Debt - Schedule of Long-Term Debt (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Total long-term debt	$ 618,832	$ 613,221
Total	618,832	613,221
Less current installments	42,718	38,718
Less long-term debt from related parties		12,000
Long-term debt, excluding current installments and Seller's Credit	576,114	562,503
220 Million Secured Loan Facility [Member] | Windsor Knutsen Bodil Knutsen Carmen Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	204,286	212,142
Total	204,286	212,142
20 Million Revolving Credit Facility [Member] | Windsor Knutsen Bodil Knutsen Carmen Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt		20,000
Total		20,000
140 Million Loan Facility [Member] | Fortaleza Knutsen and Recife Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	131,250	135,625
Total	131,250	135,625
117 Million Loan Facility [Member] | Hilda Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	84,260	86,724
Total	84,260	86,724
117 Million Loan Facility [Member] | Torill Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	85,496	87,960
Total	85,496	87,960
172.5 Million Loan Facility [Member] | Dan Cisne Dan Sabia [Member]
Debt Instrument [Line Items]
Total long-term debt	113,540	58,770
Total	$ 113,540	58,770
12.0 Million Seller's Credit [Member]
Debt Instrument [Line Items]
Total long-term debt		12,000
Total		12,000
Less long-term debt from related parties		$ 12,000